Convertible Debentures (Details) - USD ($)	Mar. 31, 2015	Sep. 30, 2014		Sep. 30, 2013
Principal balance	$ 8,776,252	$ 3,708,000		$ 3,758,000
Accrued Interest		582,899		337,498
Total		$ 4,290,899		4,095,498
Less: discount on debt				(376,627)
Convertible notes		$ 4,290,899		3,718,871
Less: current portion		$ (4,290,899)		(3,278,278)
Long term debt				440,593
Convertible term note (a) [Member]
Principal balance		$ 1,700,000	[1]	1,700,000	[2]
Convertible term note (b) [Member]
Principal balance		275,000	[3]	275,000	[4]
Convertible term note (c) [Member]
Principal balance		1,030,000	[5]	1,030,000	[6]
Convertible term note (d) [Member]
Principal balance		255,000	[7]	255,000	[8]
Convertible term note (e) [Member]
Principal balance		$ 448,000	[9]	$ 498,000	[10]

[1]	In November and December 2011, the Company entered into convertible term notes bearing interest at 10% per annum with a maturity date of August 31, 2014 and issued warrants to purchase 3,600,000 shares of the Company's common stock at $0.25 per share that expire on September 7, 2015. The notes provided for conversion of the outstanding principal and the first year's accrued interest, in the amount of $170,000, into shares of common stock at a conversion price of $0.50 per share at the option of the holders. In October 2014, the Company repaid the notes in full with a cash payment.
[2]	In November and December 2011, the Company entered into convertible term notes bearing interest at 10% per annum with a maturity date of August 31, 2014 and issued warrants to purchase 3,600,000 shares of the Company's common stock at $0.25 per share that expires on September 7, 2015. At any time at the option of the six note holders (one of which is a former Director of the Company), principal and the first year's accrued interest, in the amount of $170,000, may be paid in common stock at a conversion price of $0.50 per share.
[3]	On September 7, 2012, the Company entered into convertible term notes bearing interest at 10% per annum, payable semi-annually, with principal, having a maturity date of September 7, 2014 and issued warrants to purchase 550,000 shares of the Company's common stock at $0.25 per share that expire on September 17, 2015. The notes provided for conversion of the outstanding principal into shares of common stock at a conversion price of $0.50 per share at the option of the holders. In October 2014, the Company repaid the notes in full with a cash payment.
[4]	On September 7, 2012, the Company entered into convertible term notes bearing interest at 10% per annum, payable semi-annually, with principal having a maturity date of September 7, 2014 and issued warrants to purchase 550,000 shares of the Company's common stock at $0.25 per share that expires on September 17, 2015. At any time at the option of the note holders, principal may be paid in common stock at a conversion price of $0.50 per share.
[5]	On September 27, 2012, the Company entered into convertible term notes bearing interest at 10% per annum, payable semi-annually, with principal having a maturity date of September 27, 2014 and issued warrants to purchase 2,060,000 shares of the Company's common stock at $0.25 per share that expires on September 27, 2015. The notes provided for conversion of the outstanding principal into shares of common stock at a conversion price of $0.50 per share at the option of the. In October 2014, the Company repaid the notes in full with a cash payment.
[6]	On September 27, 2012, the Company entered into convertible term notes bearing interest at 10% per annum, payable semi-annually, with principal having a maturity date of September 27, 2014 and issued warrants to purchase 2,060,000 shares of the Company's common stock at $0.25 per share that expires on September 27, 2015. At any time at the option of the note holders, principal may be paid in common stock at a conversion price of $0.50 per share.
[7]	On September 28, 2012, the Company entered into convertible term notes bearing interest at 10% per annum, payable semi-annually, with principal having a maturity date of September 28, 2014 and issued warrants to purchase 510,000 shares of the Company's common stock at $0.25 per share that expire on September 28, 2015. The notes provided for conversion of the outstanding principal into shares of common stock at a conversion price of $0.50 per share at the option of the holders. In October 2014, the Company repaid the notes in full with a cash payment.
[8]	On September 28, 2012, the Company entered into convertible term notes bearing interest at 10% per annum, payable semi-annually, with principal having a maturity date of September 28, 2014 and issued warrants to purchase 510,000 shares of the Company's common stock at $0.25 per share that expires on September 28, 2015. At any time at the option of the note holders, principal may be paid in common stock at a conversion price of $0.50 per share.
[9]	On October 5, 2012, the Company entered into convertible term notes bearing interest at 10% per annum, payable semi-annually, with principal having a maturity date of October 5, 2014 and issued warrants to purchase 896,000 shares of the Company's common stock at $0.25 per share that expire on October 5, 2015. The notes provided for conversion of the outstanding principal into shares of common stock at a conversion price of $0.50 per share at the option of the holders. In October 2014, the Company repaid the notes in full with a cash payment.
[10]	On October 5, 2012, the Company entered into convertible term notes bearing interest at 10% per annum, payable semi-annually, with principal having a maturity date of October 5, 2014 and issued warrants to purchase 896,000 shares of the Company's common stock at $0.25 per share that expires on October 5, 2015. At any time at the option of the note holders, principal may be paid in common stock at a conversion price of $0.50 per share.